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                             JP MORGAN INCOME FUNDS

                               JPMorgan Bond Fund
                   JPMorgan Fleming Emerging Market Debt Fund
                          JPMorgan Enhanced Income Fund
                              JPMorgan Bond Fund II
                      JPMorgan Global Strategic Income Fund
                          JPMorgan Short Term Bond Fund
                        JPMorgan Short Term Bond Fund II
                         JPMorgan Strategic Income Fund
                       JPMorgan U.S. Treasury Income Fund

                             JPMORGAN TAX FREE FUNDS

                          JPMorgan California Bond Fund
                   JPMorgan Intermediate Tax Free Income Fund
                      JPMorgan New Jersey Free Income Fund
               JPMorgan New York Intermediate Tax Free Income Fund
                          JPMorgan Tax Free Income Fund

                            JPMORGAN TAX AWARE FUNDS

                     JPMorgan Tax Aware Enhanced Income Fund
                JPMorgan Tax Aware Short-Intermediate Income Fund

                                ALL SHARE CLASSES

                        Supplement dated December 8, 2004
                   to the Prospectuses dated December 29, 2003


Effective from and after January 1, 2005, with regard to the DISTRIBUTION AND TAXES section, each Fund will generally declare dividends on the last business day of each month and pay such dividends on the first business day of the following month.







                                                                    SUP-INC-1204